Long-term debt (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of Long-term Debt Instruments
The below table presents the balance of long-term debt as of March 31, 2019 and March 31, 2020 and the related contractual rates and maturity dates:

	As of,
	March 31, 2019				March 31, 2020
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2021-2029	7.56% to 10.20%	Rs.	128,315.8	2021-2030	7.56% to 10.20%	Rs.	133,730.8	US$	1,773.9
Perpetual debt	2023-2029	8.85% to 9.40%		82,997.9	2023-2030	8.84% to 9.70%		84,972.7		1,127.1
Others*
Variable rate—(1)	2020-2022	3.30% to 3.88%		36,288.8	2021-2023	0.80% to 2.87%		59,018.7		782.8
Variable rate—(2)	2020-2024	8.25% to 10.05%		116,615.2	2021-2024	7.50% to 8.95%		118,083.8		1,566.3
Fixed rate—(1)	2020-2029	4.60% to 9.56%		680,335.3	2021-2030	4.15% to 9.56%		630,712.3		8,366.0

Total			Rs.	1,044,553.0			Rs.	1,026,518.3	US$	13,616.1

*	Variable rate (1) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (MCLR), among others.

Maturities of Long-Term Debt Disclosures
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2020
	(In millions)
Due in the twelve months ending March 31:
2021	Rs. 223,540.8	US$	2,965.1
2022	125,258.5		1,661.5
2023	192,835.2		2,557.8
2024	58,948.6		781.9
2025	60,797.6		806.4
Thereafter	280,164.9		3,716.2

Total (1)	Rs. 941,545.6	US$	12,488.9

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 84,972.7 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments
Long-term debt as of March 31, 2019 and March 31, 2020 comprised of the following:

	As of March 31,
	2019		2020		2020
	(In millions)
Subordinated debt	Rs.	211,320.0	Rs.	218,755.0	US$	2,901.6
Others*		833,265.2		808,222.0		10,720.5
Less: Debt issuance cost		(32.2)		(458.7)		(6.0)

Total	Rs.	1,044,553.0	Rs.	1,026,518.3	US$	13,616.1

*	Includes securities sold under repurchase agreements amounting to Rs. 17,260.0 million (USD 228.9
 million
) for the fiscal period ended March 31, 2020 with stated interest rate of 5.15% per annum, under RBI long-term repo operation with
a
three
-
year maturity period.